Application of New and Revised Standards, Amendments and Interpretations	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Application of New and Revised Standards, Amendments and Interpretations
3.	Application of New and Revised Standards, Amendments and Interpretations

(a)	New and revised standards, amendments and interpretations in issue but not yet effective

In preparing the accompanying consolidated financial statements, the Company has not adopted the following International Financial Reporting Standards (“IFRS”), International Accounting Standards (“IAS”), Interpretations developed by the International Financial Reporting Interpretations Committee (“IFRIC”) or the former Standing Interpretations Committee (“SIC”) issued by the International Accounting Standards Board (“IASB”) (collectively, “IFRSs”).

New, Revised or Amended Standards and Interpretations	Effective Date (Note)
Amendments to IFRS 3, Definition of a Business	January 1, 2020
Amendments to IFRS 9, IAS39 and IFRS7, Interest Rate Benchmark Reform	January 1, 2020
Amendments to IAS 1 and IAS 8, Definition of Material	January 1, 2020

New, Revised or Amended Standards and Interpretations	Effective Date (Note)
Amendments to IFRS 10 and IAS 28, Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	Subject to IASB’s announcement
IFRS 17, Insurance Contracts	January 1, 2021
Amendments to IAS 1, Classification of Liabilities as Current or Non-Current	January 1, 2022

Note: The aforementioned new, revised and amended standards and interpretations are effective for annual periods beginning on or after the respective effective dates.

(b)	As of the date that the accompanying consolidated financial statements were issued, the Company continues in assessing the potential impact of abovementioned standards or interpretations on its financial position and results of operations.